(9) Liability to Issue Common Shares	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
(9) Liability to Issue Common Shares

(9) LIABILITY TO ISSUE COMMON SHARES

In March 2020, a convertible note matured in the amount of $100,000 plus accrued interest of $11,989.04. By contract this note is convertible into 1,439,518 shares of common stock. As the shares have not yet been issued, they are accounted for as a liability to issue shares.